Other Income and Expenses (Details) - Schedule of finance costs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Finance Costs [Abstract]
Interest on loans and borrowings	¥ 4,613	¥ 6,602	¥ 7,544
Interest on lease liabilities	235	1,082	2,561
Total finance costs	¥ 4,848	¥ 7,684	¥ 10,105